Income Taxes - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 0		$ 0
Unrecognized tax benefit that would affect the effective tax rate	0		0
Unrecognized tax benefits, penalties and interest expense	0	$ 0	0	$ 0
Income taxes payable	0		0
Unrecognized tax benefits, penalties and interest accrued	0		0
Net operating loss	117,000,000		3,000,000
Foreign tax credit carryover	$ 16,000,000		$ 16,000,000